Vessels, net (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net - Consolidated Statement of Financial Position

	Vessels cost	Vessels accumulated depreciation	Drydocking costs	Accumulated depreciation of drydocking costs	Net Book Value
Balance at January 1, 2022	233,738	(107,776)	15,927	(11,165)	130,724
Additions/ DryDocking Component	1,178	—	7,438	—	8,616
Depreciation expense	—	(5,233)	—	(4,646)	(9,879)
Balance at December 31, 2022	234,916	(113,009)	23,365	(15,811)	129,461
Additions/ DryDocking Component	161	—	6,324	—	6,485
Reversal of Impairment	4,400	—	—	—	4,400
Depreciation expense	—	(4,372)	—	(4,185)	(8,557)
Sale of vessel	(58,219)	31,149	(13,444)	9,282	(31,232)
Balance at December 31, 2023	181,258	(86,232)	16,245	(10,714)	100,557
Additions/ DryDocking Component	161,681	—	5,612	—	167,293
Reversal of Impairment	1,891	—	—	—	1,891
Depreciation expense	—	(5,886)	—	(3,507)	(9,393)
Sale of vessel	(21,283)	10,694	(5,233)	4,453	(11,369)
Balance at December 31, 2024	323,547	(81,424)	16,624	(9,768)	248,979

Vessels, net - Consolidated Statement of Comprehensive Income/ (loss)

	For the year ended December 31,
	2024	2023	2022
Vessels’ depreciation	5,886	4,372	5,233
Depreciation of office furniture and equipment	36	42	40
Depreciation of right of use asset (Note 16)	314	311	327
Total	6,236	4,725	5,600